Loss per share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders

The following table sets forth basic and diluted net (loss) earnings per share attributable to common stockholders for the three months ended March 31, 2024 and 2023 (in thousands, except share and per share amounts):

	Three Months Ended March 31,
	2024	2023
Numerator:
Net loss	$(2,830)	$(3,484)
Adjusted net loss attributable to common stockholders	$(2,830)	$(3,484)
Denominator:
Basic WASO	786,745	692,615
Dilutive common stock equivalents	—	—
Diluted WASO	786,745	692,615

Net loss per share attributable to common stockholders, basic	$(3.60)	$(5.03)
Net loss per share attributable to common stockholders, diluted	$(3.60)	$(5.03)

The following table sets forth basic and diluted net (loss) earnings per share attributable to common stockholders for the years ended December 31, 2023 and 2022 (in thousands, except share and per share amounts):

	Year ended December 31,
	2023	2022
Numerator:
Net loss	$(22,770)	$(39,316)
Less: Adjustment due to warrant modifications	—	—
Adjusted net loss available to common stockholders	$(22,770)	$(39,316)
Denominator:
Basic WASO	705,185	667,114
Dilutive common stock equivalents	—	—
Diluted WASO	705,185	667,114

Net loss per share attributable to common stockholders, basic	$(32.29)	$(58.93)
Net loss per share attributable to common stockholders, diluted	$(32.29)	$(58.93)